Available-for-sale Financial Assets	12 Months Ended
Dec. 31, 2017
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Available-for-sale Financial Assets
10.	Available-for-sale Financial Assets

	As of December 31,
	2016	2017
Current Item:	NT$	NT$
Fund	178,176	—

Non-current Items:
Common Stock	3,087,019	4,135,207
Depositary Shares	528,639	—

	3,615,658	4,135,207

A.	In 2015, the stock price of domestic listed stocks declined significantly below its cost. The Company recognized impairment loss of $1,856,442 as a result of the decline in stock price. These impaired equity securities were subsequently sold in February 2016 and gains on disposal of $10,256 was recognized. The Company disposed common stock of available-for-sale financial assets and recognized gains on disposal of $206,943 in the third quarter of 2016.

B.	The foreign fund was matured in the first quarter of 2017 and the Company recognized gains on disposal of $53,053.

C.	The Company held the common stock of ChipMOS Technologies Inc., and the depositary shares of ChipMOS Technologies (Bermuda) Ltd. On October 20, 2016, the Board of Directors of ChipMOS Technologies Inc., has resolved October 31, 2016 as the merger date with ChipMOS Techinologies (Bermuda) Ltd., with ChipMOS Technologies Inc., be the surviving company. Under the agreement, the shareholders of ChipMOS Technologies (Bermuda) Ltd., will receive US$3.71 dollars of cash and 0.9355 unit of American Depository Shares (“ADS”) in exchange for each share in ChipMOS Technologies (Bermuda) Ltd. Each ADS represents 20 new common shares to be issued by ChipMOS Technologies Inc. The Company regarded the merger as business reorganization in substance and only recognized the premium from the merger of $51,923 as other income. The Company converted all ChipMOS ADSs held by the Company into Common Stock of ChipMOS Technologies Inc. in the second quarter of 2017.